RELATED PARTY TRANSACTIONS - Additional information (Details) - USD ($)					4 Months Ended
	Nov. 02, 2020	Oct. 27, 2020	Oct. 22, 2020	Sep. 01, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Repayment of promissory note - related party	$ 5,000	$ 94,890			$ 99,890
Promissory note - related party		$ 99,890			57,250
Sponsor
Related Party Transaction [Line Items]
Face amount				$ 300,000
Affiliate
Related Party Transaction [Line Items]
Administrative expenses - related party			$ 10,000
Related Party Loans
Related Party Transaction [Line Items]
Maximum loans converted into warrants					$ 2,000,000
Exercise price of warrants					$ 1.50
Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Face amount					$ 20,000